Thrivent Series Fund, Inc.

Supplement to

Prospectus and Thrivent Partner Healthcare Portfolio Summary Prospectus,

each dated April 30, 2020

1.

Xiang Liu, PhD and Jeff Lee joined Erin Xie, PhD as portfolio co-managers of Thrivent Partner Healthcare Portfolio in June 2020. The following replaces similar information for Thrivent Partner Healthcare Portfolio found in the “Summary Section” under the heading “Portfolio Manager(s)” and in the “Management of the Portfolios” section under the heading “Portfolio Management”:

Erin Xie, PhD, Xiang Liu, PhD, and Jeff Lee are jointly and primarily responsible for the day-to-day management of the Portfolio. Dr. Xie, Managing Director of BlackRock, Inc. (“BlackRock”), has served as a portfolio manager of the Portfolio since September 2017. Dr. Xie has been a Managing Director of BlackRock since 2006 and joined BlackRock as a Director in 2005. Prior to joining BlackRock, Dr. Xie was a Senior Vice President of State Street Research & Management from 2001 to 2005. Dr. Liu, Director of BlackRock, has served as a portfolio manager of the Portfolio since June 2020. Dr. Liu has been a Director of Black Rock since 2016 and joined BlackRock in 2008 as a Vice President in 2005. Mr. Lee, Vice President of BlackRock, has served as a portfolio manager of the Portfolio since June 2020. Mr. Lee has been a Vice President of BlackRock since joining BlackRock in 2011. Prior to joining BlackRock, Mr. Lee was an analyst of Duquesne Capital Management from 2008 to 2010.

2.	Thrivent Partner Healthcare Portfolio currently is considered to be diversified within the meaning of the 1940 Act.

Accordingly, the third sentence under “Principal Strategies” for Thrivent Partner Healthcare Portfolio in the “Summary Section” is deleted and replaced with the following: “The Portfolio invests primarily in equity securities of both U.S. and non-U.S. companies (including American Depositary Receipts and issuers in emerging markets).”

Non-Diversified Risk is deleted from the “Principal Risks” for Thrivent Partner Healthcare Portfolio in the “Summary Section.”

The date of this Supplement is July 24, 2020.

Please include this Supplement with your Prospectus or Summary Prospectus.

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Thrivent Series Fund, Inc.

Supplement to the Statement of Additional Information

dated April 30, 2020

1.	Xiang Liu, PhD and Jeff Lee joined Erin Xie, PhD as portfolio co-managers of Thrivent Partner Healthcare Portfolio in June 2020.

Accordingly, in the “Investment Adviser, Investment Subadvisers and Portfolio Managers” section, the table under the heading “BIM Portfolio Managers – Other Accounts Managed by BIM Portfolio Managers” is deleted and replaced with the following table providing information as of April 30, 2020.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Erin Xie, PhD	4	2	1	0	0	1
	$11.25 billion	$7.27 billion	$1.45 billion	$0	$0	$1.45 billion

Xiang Liu, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

Jeff Lee	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

Under the heading “BIM Portfolio Managers—Ownership of the Portfolio” in the “Investment Adviser, Investment Subadvisers and Portfolio Managers” section, the paragraph is deleted and replaced with the following: “Dr. Xie, Dr. Liu, and Mr. Lee do not own shares of Thrivent Partner Healthcare Portfolio.”

Under the heading “BIM Portfolio Managers—Compensation” in the “Investment Adviser, Investment Subadvisers and Portfolio Managers” section, the first sentence is deleted and replaced with the following: “The discussion below describes the compensation of Dr. Xie as of December 31, 2019 and the compensation of Dr. Liu and Mr. Lee as of April 30, 2020.

2.

Thrivent Partner Healthcare Portfolio currently is considered to be diversified within the meaning of the 1940 Act, and all references to Thrivent Partner Healthcare Portfolio being non-diversified within the meaning of the 1940 Act are deleted.

Accordingly, under “History of the Fund,” the third sentence is deleted and replaced with the following: “Each Portfolio of the Fund, other than Thrivent Large Cap Growth Portfolio, is diversified within the meaning of the 1940 Act.”

Under “Investment Policies and Restrictions—Investment Limitations,” the last sentence of the third restriction is deleted and replaced with the following: “This restriction does not apply to Thrivent Large Cap Growth Portfolio, which is “non-diversified” within the meaning of the 1940 Act.”

The date of this Supplement is July 24, 2020.

Please include this Supplement with your Statement of Additional Information.

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